Note 19 - Parent Company (Detail) - Condensed Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and due from banks	$ 33,568	$ 15,730
Investment securities available for sale	194,472	193,977
Other assets	8,051	10,043
TOTAL ASSETS	670,288	654,551
LIABILITIES
Short-term borrowings	6,538	7,392	7,632
TOTAL LIABILITIES	614,851	607,298
STOCKHOLDERS' EQUITY	55,437	47,253	38,022	36,707
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	670,288	654,551
Non-Bank Subsidiary [Member] | Parent Company [Member]
ASSETS
Investment in subsidiaries	2,664	2,944
Subsidiary Banks [Member] | Parent Company [Member]
ASSETS
Investment in subsidiaries	62,002	55,256
Parent Company [Member]
ASSETS
Cash and due from banks	1,740	710
Investment securities available for sale	751	751
Other assets	1,453	1,638
TOTAL ASSETS	68,610	61,299
LIABILITIES
Trust preferred securities	8,248	8,248
Short-term borrowings	4,896	5,700
Other liabilities	29	98
TOTAL LIABILITIES	13,173	14,046
STOCKHOLDERS' EQUITY	55,437	47,253
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 68,610	$ 61,299